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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21338

Registrant Name: Nicholas-Applegate & Convertible Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371 Date of Fiscal Year End: 6/30/04 Date of Reporting Period: 9/30/04

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
SCHEDULE OF INVESTMENTS
September 30, 2004
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	CORPORATE BONDS & NOTES - 46.3%
	Advertising - 0.9%
$10,000	RH Donnelley Financial Corp., 10.875%, 12/15/12	B2/B+	$12,125,000

	Airlines - 1.0%
16,745	Northwest Airlines Corp., 6.625%-10.00%, 2/1/09-5/15/23	Caa1/CCC+	12,835,550

	Apparel - 0.2%
1,500	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B	1,627,500
1,275	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B2/BB-	1,364,250

			2,991,750

	Automotive - 1.8%
7,860	Collins & Aikman Products Inc., 10.75%, 12/31/11	B2/B-	7,860,000
7,280	Collins & Aikman Products Inc., 12.875%, 8/15/12	B3/B-	6,715,800
8,300	HLI Operating Co Inc., 10.50%, 6/15/10	B1/B+	9,047,000

			23,622,800

	Building & Construction - 0.2%
2,750	US Concrete Inc., 8.375%, 4/1/14	B3/B-	2,915,000

	Chemicals-2.7%
2,300	Huntsman LLC, 11.50%, 7/15/12	B3/CCC+	2,538,625
7,685	Huntsman LLC, 11.625%, 10/15/10	B2/B	8,895,388
4,315	Lyondell Chemical Corp., 10.875%, 5/1/09	B3/B-	4,573,900
9,000	Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A	B1/B+	9,798,750
9,345	Polyone Corp., 10.625%, 5/15/10	B3/B+	10,232,775

			36,039,438

	Commercial Services-2.0%
9,735	Integrated Electrical Services Inc., 9.375%, 2/1/09 Ser. C	B3/NR	9,540,300
2,700	Memberworks Inc., 9.25%, 4/1/14 (a)	B2/B	2,679,750
2,025	United Rentals North America, Inc., 7.00%, 2/15/14	B2/B+	1,797,187
10,500	Xerox Corp., 9.75%, 1/15/09	Ba2/B+	12,232,500

			26,249,737

	Consumer Products-1.0%
8,750	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B+	9,603,125
3,160	Jarden Corp., 9.75%, 5/1/12	B2/B-	3,491,800

			13,094,925

	Electronics-1.5%
3,000	IMAX Corp., 9.625%, 12/1/10 (a)	B3/B-	2,992,500
8,510	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	9,733,313
4,500	Seitel Inc., 11.75%, 7/15/11 (a)	B3/B-	4,601,250
2,290	Stoneridge Inc., 11.50%, 5/1/12	B1/B+	2,593,425

			19,920,488

	Energy-0.9%
10,505	Reliant Resources, Inc., 9.50%, 7/15/13	B1/B	11,411,056

	Entertainment-0.7%
8,440	Alliance Atlantis Communications, Inc., 13.00%, 12/15/09	B1/NR	9,125,750

	Financial Services-0.5%
3,750	Alamosa Delaware Inc., 11.00%, 7/31/10	Caa1/CCC	4,246,875
4,131	Finova Group Inc., 7.50%, 11/15/09	NR/NR	2,060,336

			6,307,211

	Food Services-0.9%
	Pilgrim's Pride Corp.,
2,250	9.25%, 11/15/13	B2/B+	2,475,000
8,375	9.625%, 9/15/11	B1/BB-	9,380,000

			11,855,000

	Healthcare-0.7%
1,000	Hanger Orthopedic Group, 11.25%, 6/15/09	WR/CCC+	1,040,000
1,000	Medcath Holdings Corp., 9.875%, 7/15/12 (a)	Caa1/B-	1,050,000
6,500	Select Medical Corp., 9.50%, 6/15/09	B2/B	7,068,750

			9,158,750

	Home Builders-1.4%
11,500	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	12,966,250
5,000	Standard-Pacific Corp., 9.50%, 9/15/10	Ba2/BB	5,475,000

			18,441,250

	Hotels/Gaming-2.5%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07	Ba3/BB-	12,575,800
11,000	Penn National Gaming, Inc., 11.125%, 3/1/08	B2/B	11,880,000
6,490	Wynn Resorts Ltd., 12.00%, 11/1/10	B3/B-	8,112,500

			32,568,300

	Leisure-1.7%
11,155	Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D	Caa2/CCC-	9,035,550
6,500	Equinox Holdings Inc., 9.00%, 12/15/09	B3/B-	6,695,000
5,825	Royal Caribbean Cruises, Inc., 8.75%, 02/2/11	Ba2/BB+	6,800,688

			22,531,238

	Manufacturing-1.5%
10,200	Case New Holland Inc., 9.25%, 8/1/11 (a)	Ba3/BB-	11,424,000
2,250	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	B3/B-	2,120,625
5,500	Jacuzzi Brands Inc., 9.625%, 7/1/10	B3/B	6,105,000

			19,649,625

	Metals & Mining-1.0%
10,685	AK Steel Corp., 7.875%, 2/15/09	B3/B+	10,604,863
2,210	Oregon Steel Mills Inc., 10.00%, 7/15/09	B2/B	2,425,475

			13,030,338

	Miscellaneous-2.7%
36,980	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	35,824,375

	Multi-Media-3.5%
4,500	Cablevision Systems Corp., 8.00%, 4/15/12 (a)	B3/B+	4,702,500
12,000	Charter Communications, Inc., 10.75%, 10/1/09	Ca/CCC-	9,840,000
2,500	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	2,781,250
10,000	Echostar DBS Corp., 10.375%, 10/1/07	WR/NR	10,518,800
2,470	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	2,692,300
1,591	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser B	B3/B-	1,742,145
8,260	Spanish Broadcasting System., 9.625%, 11/1/09	Caa1/CCC+	8,673,000
4,967	XM Satellite Radio Holdings, Inc., 12.00%, 6/15/10	Caa1/CCC+	5,811,390

			46,761,385

	Oil & Gas-1.8%
10,000	Petroleum Geo-Services ASA, 10.00%, 11/5/10	NR/NR	11,325,000
12,240	Sonat, Inc., 7.625%, 7/15/11	Caa1/CCC+	12,056,400

			23,381,400

	Office Furnishings-0.3%
3,894	Tempur-Pedic Inc., 10.25%, 8/15/10 (a)	B2/B	4,429,425

	Paper Products-1.5%
6,175	Buckeye Technologies Inc., 9.25%, 9/15/08 (b)	Caa1/B	6,175,000
11,250	Georgia-Pacific Corp., 9.375%, 2/1/13	Ba2/BB+	13,246,875

			19,421,875

	Pharmaceuticals-0.3%
3,250	Leiner Health Products Inc., 11.00%, 6/1/12 (a)	B3/CCC+	3,453,125

	Recycling-0.5%
5,855	Imco Recycling Inc., 10.375%, 10/15/10	B2/B-	6,440,500

	Retail-2.7%
3,400	Friendly Ice Cream Corp., 8.375%, 6/15/12	WR/B-	3,264,000
3,405	Hollywood Entertainment Corp., 9.625%, 3/15/11	B3/B-	3,643,350
7,220	Michaels Stores, Inc., 9.25%, 7/1/09	Ba1/BB+	7,833,700
3,345	Mothers Work Inc., 11.25%, 8/1/10	B3/B+	3,294,825
13,000	Rite Aid Corp., 11.25%, 7/1/08	Caa1/B-	14,137,500
3,400	United Auto Group Inc., 9.625%, 3/15/12	B3/B	3,782,500

			35,955,875

	Semi-conductors-0.8%
6,200	Amkor Technology, Inc., 10.50%, 5/1/09	Caa1/CCC+	5,270,000
4,515	Fairchild Semiconductor International, Inc., 10.50%, 2/1/09	B2/B	4,831,050

			10,101,050

	Telecommunications-6.6%
7,957	American Tower Corp., 9.375%, 2/1/09	Caa1/CCC	8,434,420
12,525	Crown Castle International, Inc., 10.75%, 8/1/11	B3/CCC	13,934,063
11,305	Millicom International Cellular, 10.00%, 12/1/13 (a)	B3/B-	11,361,525
11,280	Nextel Communications, Inc., 9.375%, 11/15/09	Ba3/NR	11,249,219
5,250	Primus Telecommunications Group, Inc., 8.00%, 1/15/14	B3/CCC	3,885,000
7,000	Primus Telecommunications Group, Inc., 12.75%, 10/15/09	Caa2/CCC	6,020,000
13,100	SBA Communications Corp., 10.25%, 2/1/09	Caa2/CCC-	14,017,000
12,200	Time Warner Telecom, Inc., 10.125%, 2/1/11	B3/CCC+	11,712,000
9,790	Triton PCS, Inc., 9.375%, 2/1/11	Ca/CCC	7,024,325

			87,637,552

	Textiles-0.8%
4,625	Interface Inc., 9.50%, 2/1/14 (a)	WR/CCC	4,810,000
5,625	Interface, Inc., 10.375%, 2/01/10	Caa1/B-	6,384,375

			11,194,375

	Utilities-1.0%
12,000	AES Corp., 9.50%, 6/1/09	B2/B-	13,410,000

	Waste Disposal-0.7%
9,391	Allied Waste, Inc., 10.00%, 8/1/09, Ser. B	Caa2/B+	9,884,028

	Total Corporate Bonds & Notes (cost-$610,863,724)		611,768,171

	CONVERTIBLE BONDS & NOTES - 28.2%
	Airlines-0.9%
16,300	Continental Airlines Inc., 4.50%, 2/1/07	Caa2/CCC+	11,654,500

	Aerospace-2.5%
14,425	GenCorp Inc., 5.75%, 4/15/07	Caa2/B	14,821,688
14,300	L-3 Communications Holdings, Inc., 4.00%, 9/15/11	Ba3/NR	17,928,625

			32,750,313

	Automotive-0.4%
5,450	Sonic Automotive Inc., 5.25%, 5/7/09	B3/B+	5,347,812

	Business Services-0.4%
5,125	Bowne & Co., Inc., 5.00%, 10/1/33	Caa1/B-	5,285,156

	Commercial Services-1.1%
14,040	Quebecor World Color Press, Inc., 6.00%, 10/1/07	Ba1/BB+	14,391,000

	Diversified Manufacturing-1.2%
10,625	Tyco International Group SA, 3.125%, 1/15/23	Baa3/BBB	15,964,063

	Electronics-2.4%
7,500	Agilent Technologies Inc., 3.00%, 12/1/21	Ba2/BB	7,556,250
7,900	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	12,462,250
12,300	Cymer, Inc., 3.50%, 2/15/09	NR/B-	12,223,125

			32,241,625

	Financing-1.1%
12,400	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	14,136,000

	Internet-2.3%
13,958	E*Trade Group Inc., 6.00%, 2/1/07	NR/B-	14,341,845
4,840	Symantec Corp., 3.00%, 11/1/06	NR/NR	15,584,800

			29,926,645

	Pharmaceuticals-0.3%
2,290	Ligand Pharmaceutical Inc., 6.00%, 11/16/07	NR/NR	4,038,987

	Manufacturing-0.6%
7,200	The Goodyear Tire & Rubber Co., 4.00%, 6/15/34	B3/B-	8,415,000

	Multi-Media-3.0%
14,500	Charter Communications, Inc., 5.75%, 10/15/05	Ca/CCC-	12,977,500
14,250	Echostar Communications Corp., 5.75%, 5/15/08	B2 /B	14,552,812
13,000	Liberty Media Corp., 3.25%, 3/15/31	Baa3/BBB-	11,846,250

			39,376,562

	Oil & Gas-1.0%
7,585	St. Mary Land & Exploration Corp., 5.75%, 3/15/22	NR/NR	12,866,056

	Real Estate-1.1%
14,535	EOP Operating LP, 7.25%, 11/15/08	Baa1/BBB+	14,680,350

	Retail-3.2%
10,250	Gap, Inc., 5.75%, 3/15/09	Ba1/BB+	12,556,250
5,200	Guitar Center, Inc., 4.00%, 7/15/13	B1/B+	7,338,500
12,500	J.C.Penny Corp., 5.00%, 10/15/08	Ba3/BB-	15,531,250
6,350	The Pep Boys Inc., 4.25%, 6/1/07	B1/BB-	6,318,250

			41,744,250

	Semi-conductors-0.9%
14,300	Amkor Technology, Inc., 5.00%, 3/15/07	Caa1/CCC+	12,012,000

	Software-2.1%
10,200	Acxiom Corp, 3.75%, 2/15/09	Ba3/BB-	13,617,000
11,900	Computer Associates International, Inc., 5.00%, 3/15/07	Ba1/BBB-	13,863,500

			27,480,500

	Telecommunications-3.7%
14,250	American Tower Corp., 5.00%, 2/15/10	Caa1/CCC	14,107,500
9,500	Crown Castle International, Inc., 4.00%, 7/15/10	NR/CCC	15,366,250
13,000	Nextel Communications Corp., 5.25%, 1/15/10	Ba3/BB	13,016,250
7,040	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	6,828,800

			49,318,800

	Total Convertible Bonds & Notes (cost-$361,796,199)		371,629,619

Shares
(000)

	CONVERTIBLE PREFERRED STOCK- 24.7%
	Aerospace-1.0%
130	Northrop Grumman Corp., 7.25%, 11/16/04	NR/NR	13,448,500

	Automotive-2.2%
260	Ford Motor Co Capital Trust II., 6.50%, 1/15/32	Baa2/BB	13,592,800
534	General Motors Corp., Ser. C, 6.25%, 7/15/33	Baa2/BBB-	15,037,308

			28,630,108

	Banking-1.0%
231	Washington Mutual, Inc., 5.375%, 5/3/41	Baa1/BBB	12,695,529

	Commercial Services-1.9%
310	United Rentals, Inc., 6.50%, 8/1/28	B3/B	12,361,250
167	Xerox Corp., 7.50%, 11/27/21 (a)	Ba3/B-	13,058,594

			25,419,844

	Financial Services-2.3%
293	Capital One Financial Corp., 6.25%, 5/17/05	Baa3/BBB	15,520,684
218	Prudential Financial, Inc., 6.75%, 11/15/04.	WR/A-	15,185,850

			30,706,534

	Healthcare-1.2%
158	Anthem, Inc., 6.00%, 11/15/04	NR/NR	15,765,750

	Insurance-2.0%
472	Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05	NR/NR	13,971,150
520	XL Capital Ltd., 6.50%, 5/15/07	A2/A	12,849,200

			26,820,350

	Metals & Mining-2.5%
187	Arch Coal, 5.00%, 12/31/49	B3/B	17,127,163
129	U.S. Steel Corp. 7.00%, 6/15/06 Ser B	B/B	15,731,306

			32,858,469

	Multi-Media-0.8%
518	Equity Securities Trust I, 6.50%, 11/15/04.	NR/NR	10,819,843

	Oil & Gas-3.4%
209	Amerada Hess Corp., 7.00%, 12/1/06	Ba3/BB	16,658,434
211	Chesapeake Energy Corp., 6.00%, 12/31/49	B3/B-	16,974,396
184	Public Service Enterprise Group, 10.25%, 11/16/05	Baa3/BBB-	10,743,925

			44,376,755

	Retail-1.0%
540	Albertson's Inc., 7.25%, 5/16/07	Baa2/BBB	13,986,000

	Telecommunications-0.9%
20	Corning, Inc., 7.00%, 8/16/05	B1/BB-	11,609,257

	Utilities-4.5%
153	AES Trust III, 6.75%, 10/15/29	Caa2/CCC+	6,767,512
303	FPL Group Inc., 8.00%, 2/16/06	NR/A-	16,950,514
565	PMI Group, Inc., 5.875%, 11/15/06	A1/A	14,746,500
392	TXU Corp., 8.75%, 11/16/05	NR/NR	20,438,830

			58,903,356

	Total Convertible Preferred Stock (cost-$296,908,016)		326,040,295

Principal
Amount
(000)

	U.S. TREASURY SECURITIES-0.8%
10,000	United States Treasury Notes,
	9.375%-10.75%, 8/15/05-2/15/06, (cost-$10,779,831)		10,741,020

	Total Investments (cost-$1,280,347,770) - 100%		$1,320,179,105

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	144A-Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(b)	Credit-linked trust certificate.

Glossary:
NR - Not Rated
WR- Withdrawn Rating

Item 2. Controls and Procedures

                (a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

                (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

                (a) Exhibit 99.CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel President & Chief Executive Officer

Date: November 29, 2004

By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel President & Chief Executive Officer

Date: November 29, 2004

By /s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: November 29, 2004